INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

13.   INCOME TAXES

Income tax recognized in net income is comprised of the following:

	Years ended
	December 31
	2020	2019
Current tax expense	$7,392	$1,183
Deferred tax recovery	(1,332)	—
Income tax expense	$6,060	$1,183

The income tax expense differs from the amount that would result from applying the federal and provincial income tax rates to the income before income taxes due to the following:

	Years ended
	December 31
	2020	2019
Income (loss) before income taxes	$29,779	$(6,484)
Statutory tax rate	27%	27%
Expected income tax expense (recovery)	$8,040	$(1,751)

Increase (decrease) due to:
Foreign tax rate differences	583	210
Non-deductible expenses	448	318
Withholding taxes	548	319
Change in unrecognized temporary differences	(2,970)	2,443
Recognition of temporary differences	(1,332)	—
Effect of true-ups in prior year temporary and other differences	743	(356)
Income tax expense	$6,060	$1,183

Deferred tax assets and liabilities

As at December 31, 2020, the Company has recognized gross deferred tax assets of $15.6 million related to Canadian non-capital losses (December 31, 2019: $5.5 million). These have been partially offset by $14.8 million of deferred tax liabilities primarily related to the Company’s royalty, stream and other interests (December 31, 2019: $4.7 million).

The following table summarizes the Company’s deferred income tax asset as at December 31, 2020 and 2019 and the changes during the years then ended:

	Years ended
	December 31
	2020	2019
Balance, beginning of the year	$823	$823
Recognized in net income (loss)	1,332	—
Recognized in other comprehensive income (loss)	(402)	—
Balance, end of the year	$1,753	$823

The aggregate amount of deductible temporary differences for which deferred income tax assets have not been recognized are as follows:

	December 31, 2020	December 31, 2019
Royalty, stream and other interests	$2,492	$2,355
Financing costs and other	859	130
Non-capital losses	5,430	18,470
Total	$8,781	$20,955

As at December 31, 2020, the Company has deductible Canadian non-capital tax losses of $58.9 million that expire between 2038 to 2040.